ACQUISITIONS (Detail Textuals 3) (USD $)	0 Months Ended	1 Months Ended
	Jun. 04, 2012	Jul. 31, 2012	Dec. 31, 2012
Business Acquisition [Line Items]
Due from related party			$ 202,000
Apex
Business Acquisition [Line Items]
Working capital adjustment	412,000	76,414
Due from related party			$ 201,000